Commitments and Contingencies (Details) € in Thousands, $ in Thousands	Apr. 14, 2025 EUR (€)	Apr. 14, 2025 USD ($)	Apr. 11, 2025 EUR (€)	Apr. 11, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 27, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 10, 2020	Apr. 24, 2020
Commitments under Newbuilding Program [Member] | Plan [Member]
Commitments and Contingencies [Abstract]
Contractual commitments payable		$ 17,654	€ 42,000	$ 46,200
Contractual commitments payable in 2025	€ 6,500	$ 7,150	6,500	7,150
Contractual commitments payable in 2026			18,000	19,800
Contractual commitments payable in 2027			€ 17,500	19,250
Additional Contractual Obligations to Seller of Newbuilding Yacht [Member] | Plan [Member]
Commitments and Contingencies [Abstract]
Contractual commitments payable				$ 17,654
California 19 Inc. and California 20 Inc. [Member] | Refinanced Credit Facility with Alpha Bank [Member]
Commitments and Contingencies [Abstract]
Face amount						$ 60,000
Balance outstanding					$ 59,000
California 19 Inc. [Member]
Commitments and Contingencies [Abstract]
Ownership percentage					50.00%		50.00%	50.00%	50.00%	50.00%
California 19 Inc. [Member] | Refinanced Credit Facility with Alpha Bank [Member]
Commitments and Contingencies [Abstract]
Face amount						30,000
California 20 Inc. [Member]
Commitments and Contingencies [Abstract]
Ownership percentage					50.00%		50.00%	50.00%	50.00%	50.00%
California 20 Inc. [Member] | Refinanced Credit Facility with Alpha Bank [Member]
Commitments and Contingencies [Abstract]
Face amount						$ 30,000